OPERATING LEASES	6 Months Ended
Jun. 30, 2025
Operating Leases
OPERATING LEASES

NOTE 6 – OPERATING LEASES

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). All contracts are evaluated to determine whether or not they represent a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has operating leases primarily consisting of facilities with remaining lease terms of one year to three years. The lease term represents the period up to the early termination date unless it is reasonably certain that the Company will not exercise the early termination option.

Leases are classified as finance or operating in accordance with the guidance in ASC 842. The Company did not hold any finance leases as of June 30, 2025 and December 31, 2024.

The Company also has certain short-term leases related to equipment and tools. A short-term lease is a lease with a term of 12 months or less and does not include the option to purchase the underlying asset that the Company would expect to exercise. The Company has elected to adopt the short-term lease exemption in ASC 842 and as such has not recognized a “right of use” asset or lease liability for these short-term leases.

The Company’s lease agreements generally do not provide an implicit borrowing rate, therefore the incremental borrowing rate (“IBR”) on a collateralized basis for a similar term as the underlying lease was used at lease commencement date for purposes of determining the present value of lease payments. As of June 30, 2025, there was no update to an incremental borrowing rate at 10%, which was a 3-year tenure secured borrowing rate as quoted by a local bank.

The components of lease expense were as follows for each of the periods presented:

	June 30, 2025	June 30, 2024
Operating lease expense	$327,346	$442,648
Short-term lease expense	20,791	17,988
Total operating lease costs	$348,137	$460,636
Other information
Operating cash flows used in operating leases	169,937	136,016
Weighted average remaining lease term (in years)	1.52	1.87
Weighted average discount rate	10%	10%

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2025 were as follows:

June 30, 2025
The remainder of 2025	$262,628
2026	374,158
2027	92,927
Total lease liabilities	729,713
Less: discount on operating lease liabilities	(18,011)
Present value of operating lease liabilities	711,702
Less: Current portion of operating lease liabilities	(492,223)
Non-current portion of operating lease liabilities	$219,479